Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies
The accounting policies used in the preparation of the annual financial statements of the Company, for the year ended December 31, 2019, are set out at the end of each explanatory note, consistently with those adopted and disclosed in the financial statements of the previous years, except for the changes arising from the adoption of IFRS 16 – Leases and IFRIC 23—Uncertainty over Income Tax Treatments, which became effective on January 1, 2019.